Summary of Material Accounting Policies - Vessels and depreciation (Details) - Vessels' cost	12 Months Ended
Dec. 31, 2023 $ / T
Property, plant and equipment
Scrap rate per ton of lightweight steel	400
Useful life of vessel	25 years